Intangible Assets (Details) - Schedule of total intangible assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Intangible assets, net	$ 29,376	$ 8,321
Technology [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Intangible assets, net	10,181	409
Customer Relationship [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Intangible assets, net	5,182
Software License [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Intangible assets, net	1,745	1,506
Patent [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Intangible assets, net	75	75
Brand Name [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Intangible assets, net	5,110	5,405
Goodwill [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Intangible assets, net	$ 7,083	$ 926